LEASES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease [Abstract]
Interest expenses on lease liability	$ (587)	$ (570)	$ (1,117)
Depreciation and amortization of right-of-use assets	(9,226)	(6,334)	(8,855)
Gain (loss) recognized in profit or loss	(74)	7	1,829
Total	$ (9,887)	$ (6,897)	$ (8,143)